............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................


 THIS FILING LISTS SECURITIES HOLDINGS THAT WERE REPORTED ON THE FORM 13F FILED
        ON MAY 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
          AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2001.

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000
             Check here if Amendment [X]; Amendment Number: 1
                                                           ---

                        This Amendment (Check only one.):
                                   [_]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Moore Capital Advisors, LLC
Address:          1251 Avenue of the Americas
                  New York, NY  10020

Form 13F File Number:  28-6920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen R. Nelson
Title:            General Counsel
Phone:            (212) 782-7000

Signature, Place, and Date of Signing:
/S/ STEPHEN R. NELSON
--------------------------------------
[Signature]

New York, New York
--------------------------------------
[City, State]

May 18, 2001
--------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         3

Form 13F Information Table Value Total:

         $48,164 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.

         NONE


                                                MOORE CAPITAL ADVISORS, LLC
                                                FORM 13F INFORMATION TABLE



-------------------------------------------------------------------------------------------------------------------------
Name of Issuer  Title     CUSIP     Value       Shrs or  SH/PRN Put/  Investment   Other          Voting Authority
--------------  ------    -----     ------      -------  ------ ----  ----------   -----          ----------------
                of Class           (x$1000)     prn amt         Call  Discretion Managers  Sole      Shared        None
                --------           --------     -------         ----  ---------- --------  ------------------------------
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
GTE CORP          COM     362320103 17,615     248,100  SH            SOLE                 248,100
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP
INC               COM     58440J104 27,915     344,634  SH            SOLE                 344,634
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
MERITOR AUTO-
MOTIVE INC        COM     59000G100  2,634     166,581  SH            SOLE                 166,581
-------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:   3 DATA RECORDS           48,164            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
